UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22583

                                         Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                         Fort Wayne, IN 46801

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                           Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:     (260) 455-3404

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Presidential® Managed Risk 2010 Fund

Schedule of Investments (unaudited)

June 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–101.36%
Equity Funds–30.19%
iShares Russell 2000 Index Fund	2,936	$348,826
iShares S&P MidCap 400 Index Fund	3,651	522,385
SPDR® S&P 500 ETF	22,797	4,461,829

		5,333,040

Fixed Income Funds–44.02%
iShares Barclays 0-5 Year TIPS Bond Fund	6,723	689,040
iShares Barclays TIPS Bond Fund	10,561	1,218,317
iShares Floating Rate Note Fund	13,516	686,613
SPDR® Barclays Capital High Yield Bond ETF	8,246	344,106
Vanguard Mortgage-Backed Securities ETF	16,386	862,395
Vanguard Total Bond Market ETF	48,329	3,973,610

		7,774,081

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–17.30%
iShares Core MSCI Emerging Markets ETF	6,540	$338,118
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	15,875	510,064
Vanguard FTSE Developed Markets ETF	51,822	2,207,099

		3,055,281

International Fixed Income Fund–5.92%
SPDR® Barclays Capital International Treasury Bond ETF	17,217	1,046,621

		1,046,621

Money Market Fund–3.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	693,648	693,648

		693,648

Total Investment Companies (Cost $15,861,766)		17,902,671

TOTAL VALUE OF SECURITIES–101.36% (Cost $15,861,766)	17,902,671
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.36%)	(240,897)

NET ASSETS APPLICABLE TO 1,503,938 SHARES OUTSTANDING–100.00%	$17,661,774

«	Includes $40,600 cash and $40,372 foreign currencies pledged as collateral for futures contracts and $390,283 payable for securities purchased as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8) E-mini S&P 500 Index	$ (774,654)	$(780,960)	9/22/14	$(6,306)
(3) Euro Currency	(507,429)	(513,675)	9/18/14	(6,246)
(10) Euro STOXX 50 Index	(448,558)	(442,542)	9/22/14	6,016

	$(1,730,641)			$(6,536)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2010 Fund–1

Presidential® Managed Risk 2010 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$17,902,671

Futures Contracts	$(6,536)

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2010 Fund–2

Presidential® Managed Risk 2020 Fund

Schedule of Investments (unaudited)

June 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–101.60%
Equity Funds–36.82%
iShares Russell 2000 Index Fund	5,549	$659,277
iShares S&P MidCap 400 Index Fund	6,123	876,079
SPDR® S&P 500 ETF	34,200	6,693,624

		8,228,980

Fixed Income Funds–33.07%
iShares Barclays 0-5 Year TIPS Bond Fund	4,229	433,430
iShares Barclays TIPS Bond Fund	9,491	1,094,882
iShares Floating Rate Note Fund	12,751	647,751
SPDR® Barclays Capital High Yield Bond ETF	5,187	216,453
Vanguard Mortgage-Backed Securities ETF	12,372	651,138
Vanguard Total Bond Market ETF	52,871	4,347,054

		7,390,708

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–21.98%
iShares Core MSCI Emerging Markets ETF	12,342	$638,081
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	19,976	641,829
Vanguard FTSE Developed Markets ETF	85,288	3,632,416

		4,912,326

International Fixed Income Fund–4.91%
SPDR® Barclays Capital International Treasury Bond ETF	18,052	1,097,381

		1,097,381

Money Market Fund–4.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,076,609	1,076,609

		1,076,609

Total Investment Companies (Cost $19,968,158)		22,706,004

TOTAL VALUE OF SECURITIES–101.60% (Cost $19,968,158)	22,706,004
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.60%)	(357,967)

NET ASSETS APPLICABLE TO 1,854,923 SHARES OUTSTANDING–100.00%	$22,348,037

«	Includes $59,900 cash and $56,521 foreign currencies pledged as collateral for futures contracts as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12) E-mini S&P 500 Index	$(1,161,981)	$(1,171,440)	9/22/14	$(9,459)
(4) Euro Currency	(676,572)	(684,900)	9/18/14	(8,328)
(14) Euro STOXX 50 Index	(627,789)	(619,558)	9/22/14	8,231

	$(2,466,342)			$(9,556)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2020 Fund–1

Presidential® Managed Risk 2020 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$22,706,004

Futures Contracts	$(9,556)

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2020 Fund–2

Presidential® Managed Risk 2030 Fund

Schedule of Investments (unaudited)

June 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.60%
Commodity Fund–0.98%
†iShares S&P GSCI Commodity-Indexed Trust	3,768	$127,811

		127,811

Equity Funds–38.43%
iShares Russell 2000 Index Fund	3,221	382,687
iShares S&P MidCap 400 Index Fund	3,558	509,079
SPDR® S&P 500 ETF	21,138	4,137,129

		5,028,895

Fixed Income Funds–25.08%
iShares Barclays 0-5 Year TIPS Bond Fund	2,458	251,920
iShares Barclays TIPS Bond Fund	2,209	254,830
iShares Floating Rate Note Fund	4,941	251,003
SPDR® Barclays Capital High Yield Bond ETF	3,017	125,899
Vanguard Mortgage-Backed Securities ETF	4,791	252,150
Vanguard Total Bond Market ETF	26,104	2,146,271

		3,282,073

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–26.54%
iShares Core MSCI Emerging Markets ETF	9,552	$493,838
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	11,595	372,547
Vanguard FTSE Developed Markets ETF	55,331	2,356,547
Vanguard Total World Stock ETF	4,015	249,854

		3,472,786

International Fixed Income Fund–4.87%
SPDR® Barclays Capital International Treasury Bond ETF	10,488	637,566

		637,566

Money Market Fund–3.70%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	484,287	484,287

		484,287

Total Investment Companies (Cost $11,047,307)		13,033,418

TOTAL VALUE OF SECURITIES–99.60% (Cost $11,047,307)	13,033,418
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	52,895

NET ASSETS APPLICABLE TO 1,078,485 SHARES OUTSTANDING–100.00%	$13,086,313

†	Non-income producing for the period.

«	Includes $34,275 cash and $36,335 foreign currencies pledged as collateral for futures contracts as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7) E-mini S&P 500 Index	$(677,822)	$(683,340)	9/22/14	$(5,518)
(2) Euro Currency	(338,286)	(342,450)	9/18/14	(4,164)
(9) Euro STOXX 50 Index	(403,209)	(398,287)	9/22/14	4,922

	$(1,419,317)			$(4,760)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2030 Fund–1

Presidential® Managed Risk 2030 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$13,033,418

Futures Contracts	$(4,760)

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2030 Fund–2

Presidential® Managed Risk 2040 Fund

Schedule of Investments (unaudited)

June 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.01%
Commodity Fund–0.97%
†iShares S&P GSCI Commodity-Indexed Trust	2,566	$87,039

		87,039

Equity Funds–42.83%
iShares Russell 2000 Index Fund	2,931	348,232
iShares S&P MidCap 400 Index Fund	2,424	346,826
SPDR® S&P 500 ETF	16,163	3,163,422

		3,858,480

Fixed Income Funds–16.23%
iShares Barclays 0-5 Year TIPS Bond Fund	838	85,887
iShares Floating Rate Note Fund	1,684	85,547
SPDR® Barclays Capital High Yield Bond ETF	2,055	85,755
Vanguard Mortgage-Backed Securities ETF	3,265	171,837
Vanguard Total Bond Market ETF	12,564	1,033,012

		1,462,038

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–31.93%
iShares Core MSCI Emerging Markets ETF	6,514	$336,774
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	7,910	254,148
Vanguard FTSE Developed Markets ETF	45,674	1,945,256
Vanguard Total World Stock ETF	5,477	340,834

		2,877,012

International Fixed Income Fund–2.90%
SPDR® Barclays Capital International Treasury Bond ETF	4,290	260,789

		260,789

Money Market Fund–5.15%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	464,398	464,398

		464,398

Total Investment Companies (Cost $7,467,538)		9,009,756

TOTAL VALUE OF SECURITIES–100.01% (Cost $7,467,538)	9,009,756
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(475)

NET ASSETS APPLICABLE TO 722,118 SHARES OUTSTANDING–100.00%	$9,009,281

†	Non-income producing for the period.

«	Includes $25,625 cash and $24,223 foreign currencies pledged as collateral for futures contracts as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5) E-mini S&P 500 Index	$(484,159)	$(488,100)	9/22/14	$(3,941)
(2) Euro Currency	(338,286)	(342,450)	9/18/14	(4,164)
(6) Euro STOXX 50 Index	(269,053)	(265,525)	9/22/14	3,528

	$(1,091,498)			$(4,577)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2040 Fund–1

Presidential® Managed Risk 2040 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$9,009,756

Futures Contracts	$(4,577)

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2040 Fund–2

Presidential® Managed Risk 2050 Fund

Schedule of Investments (unaudited)

June 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.79%
Commodity Fund–0.95%
†iShares S&P GSCI Commodity-Indexed Trust	1,484	$50,337

		50,337

Equity Funds–45.78%
iShares Russell 2000 Index Fund	1,696	201,502
iShares S&P MidCap 400 Index Fund	1,403	200,741
SPDR® S&P 500 ETF	10,361	2,027,855

		2,430,098

Fixed Income Funds–5.62%
iShares Barclays 0-5 Year TIPS Bond Fund	484	49,605
Vanguard Total Bond Market ETF	3,027	248,880

		298,485

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–39.64%
iShares Core MSCI Emerging Markets ETF	4,710	$243,507
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	6,100	195,993
Vanguard FTSE Developed Markets ETF	34,460	1,467,651
Vanguard Total World Stock ETF	3,167	197,082

		2,104,233

International Fixed Income Fund–0.94%
SPDR® Barclays Capital International Treasury Bond ETF	826	50,213

		50,213

Money Market Fund–6.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	364,298	364,298

		364,298

Total Investment Companies (Cost $4,149,541)		5,297,664

TOTAL VALUE OF SECURITIES–99.79% (Cost $4,149,541)	5,297,664
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	11,000

NET ASSETS APPLICABLE TO 421,899 SHARES OUTSTANDING–100.00%	$5,308,664

†	Non-income producing for the period.

«	Includes $16,975 cash and $16,149 foreign currencies pledged as collateral for futures contracts and $5,744 payable for securities purchased as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) E-mini S&P 500 Index	$(290,495)	$(292,860)	9/22/14	$(2,365)
(2) Euro Currency	(338,286)	(342,450)	9/18/14	(4,164)
(4) Euro STOXX 50 Index	(179,314)	(177,017)	9/22/14	2,297

	$(808,095)			$(4,232)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2050 Fund–1

Presidential® Managed Risk 2050 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$5,297,664

Futures Contracts	$(4,232)

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk 2050 Fund–2

Presidential® Managed Risk Moderate Fund

Schedule of Investments (unaudited)

June 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.68%
Commodity Fund–0.99%
†iShares S&P GSCI Commodity-Indexed Trust	629	$21,336

		21,336

Equity Funds–34.12%
iShares Russell 2000 Index Fund	538	63,920
iShares S&P MidCap 400 Index Fund	297	42,495
SPDR® S&P 500 ETF	3,206	627,478

		733,893

Fixed Income Funds–36.21%
iShares Barclays TIPS Bond Fund	368	42,452
iShares Floating Rate Note Fund	1,648	83,718
SPDR® Barclays Capital High Yield Bond ETF	1,509	62,970
Vanguard Mortgage-Backed Securities ETF	400	21,052
Vanguard Total Bond Market ETF	6,916	568,633

		778,825

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–21.15%
iShares Core MSCI Emerging Markets ETF	1,594	$82,410
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,290	41,448
Vanguard FTSE Developed Markets ETF	7,771	330,967

		454,825

International Fixed Income Fund–4.95%
SPDR® Barclays Capital International Treasury Bond ETF	1,750	106,383

		106,383

Money Market Fund–3.26%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	70,070	70,070

		70,070

Total Investment Companies (Cost $2,060,524)		2,165,332

TOTAL VALUE OF SECURITIES–100.68% (Cost $2,060,524)	2,165,332
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.68%)	(14,551)

NET ASSETS APPLICABLE TO 203,553 SHARES OUTSTANDING–100.00%	$2,150,781

†	Non-income producing for the period.

«	Includes $4,325 cash and $4,087 foreign currencies pledged as collateral for futures contracts as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1 E-mini S&P 500 Index	$ 96,836	$97,620	9/22/14	$ 784
1 Euro STOXX 50 Index	44,871	44,254	9/22/14	(617)

	$141,707			$ 167

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk Moderate Fund–1

Presidential® Managed Risk Moderate Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$2,165,332

Futures Contracts	$167

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Presidential® Managed Risk Moderate Fund–2

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Advisors Trust

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	August 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	August 12, 2014

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	August 19, 2014

*	Print the name and title of each signing officer under his or her signature.